UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock

New York Tax-Free Income Fund

Semiannual Report

11.30.11

A look at performance

Total returns for the period ended November 30, 2011

									SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day	yield (%)
	with maximum sales charge			with maximum sales charge				yield (%)	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11	11-30-11

Class A	0.70	2.77	3.85	–0.58	0.70	14.65	45.87	3.07	2.93

Class B	–0.19	2.67	3.75	–1.20	–0.19	14.06	44.47	2.47	2.37

Class C	3.81	3.01	3.61	2.80	3.81	16.01	42.57	2.47	2.37

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.92	1.67	1.67
Gross (%)	1.07	1.77	1.77

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and on some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	New York Tax-Free Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B2	11-30-01	$14,447	$14,447	$16,411

Class C2	11-30-01	14,257	14,257	16,411

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 No contingent deferred sales charge is applicable.

Semiannual report | New York Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,040.80	$4.74

Class B	1,000.00	1,038.00	8.41

Class C	1,000.00	1,038.00	8.41

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	New York Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,020.40	$4.70

Class B	1,000.00	1,016.80	8.32

Class C	1,000.00	1,016.80	8.32

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.93%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | New York Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings (30.1% of Net Assets on 11-30-11)[1,2]

Oneida County Industrial Development Agency, Zero Coupon, 7-1-29			3.9%

New York State Dormitory Authority, 5.500%, 5-15-19			3.8%

New York City Industrial Development Agency, 6.250%, 3-1-15			3.3%

Triborough Bridge & Tunnel Authority, 6.125%, 1-1-21			3.2%

Metropolitan Transportation Authority, 5.000%, 11-15-34			3.0%

Puerto Rico Sales Tax Financing Corp., Zero Coupon, 8-1-32			2.9%

Long Island Power Authority, 5.750%, 4-1-39			2.7%

New York City Municipal Water Finance Authority, Zero Coupon, 6-15-20			2.6%

Upper Mohawk Valley Regional Water Finance Authority, Zero Coupon, 4-1-22			2.4%

New York Local Assistance Corp., 5.500%, 4-1-17			2.3%

Sector Composition[1,3]

General Obligation Bonds	4.4%	Airport	7.1%

Revenue Bonds		Transportation	6.7%

Education	15.7%	Facilities	1.9%

Development	10.4%	Tobacco	1.5%

Water & Sewer	10.3%	Pollution	1.3%

Health Care	10.1%	Other Revenue	20.5%

Utilities	7.9%	Short-Term Investments & Other	2.2%

Quality Composition[1,4]

AAA	6.8%

AA	37.2%

A	23.4%

BBB	18.9%

BB	5.3%

Not Rated	6.2%

Short-Term Investments & Other	2.2%

1 As a percentage of net assets on 11-30-11.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments across various sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10	New York Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.76%				$60,045,101

(Cost $56,838,021)

New York 84.59%				51,952,497

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	$1,000,000	1,034,990

Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07-01-40	1,000,000	908,850

City of New York, Series E-1	6.250	10-15-28	500,000	587,020

City of New York, Series D-1	5.000	10-01-36	1,000,000	1,062,210

Herkimer County Industrial Development
Agency Flots Adult Home, Series A	5.500	03-20-40	965,000	1,024,994

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	1,000,000	1,057,750

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,644,405

Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05-01-33	1,000,000	1,121,810

Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11-15-28	1,000,000	1,089,190

Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11-15-34	1,750,000	1,839,005

Monroe County Industrial Development Corp.
NY, Series A	5.000	07-01-41	1,000,000	1,033,820

Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01-01-16	1,000,000	1,023,550

New York City Industrial Development Agency
Airis JFK I LLC Project, Series A AMT	5.500	07-01-28	1,000,000	862,370

New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration
Partners AMT	5.650	10-01-28	1,000,000	802,320

New York City Industrial Development Agency
Liberty-7 World Trade Center, Series A	6.250	03-01-15	2,000,000	2,004,080

New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06-01-23	1,000,000	1,015,400

New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11-01-27	1,000,000	1,007,030

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-21	1,000,000	1,051,760

New York City Municipal Water
Finance Authority
Water Revenue, Series A	5.750	06-15-40	1,000,000	1,121,830

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Municipal Water
Finance Authority
Water Revenue, Series D (Z)	Zero	06-15-20	$2,000,000	$1,607,520

New York City Municipal Water
Finance Authority
Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,049,260

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	1,000,000	1,049,920

New York City Transitional
Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	1,000,000	1,081,200

New York Liberty Development Corp.	5.625	07-15-47	1,000,000	1,008,360

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-44	500,000	496,790

New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04-01-17	1,225,000	1,429,514

New York State Dormitory Authority
General Purpose, Series E	5.000	02-15-35	1,000,000	1,055,000

New York State Dormitory Authority
Miriam Osborn Memorial Home Association,
Series B (D)	6.875	07-01-25	750,000	755,303

New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07-01-39	1,000,000	1,015,970

New York State Dormitory Authority
North Shore Long Island Jewish Group,
Prerefunded to 5-1-13	5.375	05-01-23	1,000,000	1,071,040

New York State Dormitory Authority
North Shore Long Island Jewish Group,
Series A	5.000	05-01-41	1,000,000	990,830

New York State Dormitory Authority
Orange Regional Medical Center	6.125	12-01-29	750,000	750,501

New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,068,280

New York State Dormitory Authority
State University Educational Facilities,
Series A (D)	5.250	05-15-15	1,000,000	1,084,630

New York State Dormitory Authority
State University Educational Facilities,
Series A	5.500	05-15-19	2,000,000	2,347,460

New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,061,190

Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07-01-29	5,330,000	2,383,096

Onondaga County Industrial Development
Agency AMT	6.125	01-01-32	1,000,000	838,880

Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08-01-31	500,000	412,825

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	1,500,000	1,393,560

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,043,280

Suffolk County Industrial Development Agency
Huntington Hospital Project, Series B	6.000	11-01-22	1,000,000	1,052,490

12	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to
Maturity, Series Y	6.125	01-01-21	$1,500,000	$1,963,680

Upper Mohawk Valley Regional Water
Finance Authority
Water Revenue (D)(Z)	Zero	04-01-22	2,230,000	1,498,694

Westchester County Healthcare Corp.
Senior Lien, Series A	6.000	11-01-30	1,150,000	1,150,840

Puerto Rico 10.61%				6,515,819

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	1,000,000	1,027,380

Puerto Rico Public Building Authority
Lease Revenue, Series A (D)	6.250	07-01-12	1,110,000	1,141,169

Puerto Rico Public Finance Corp.
Prerefunded to 2-1-12, Series E	5.500	08-01-29	1,005,000	1,014,015

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	2,000,000	1,809,060

Puerto Rico Sales Tax Financing Corp., Series C	5.000	08-01-35	1,000,000	1,008,330

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	500,000	515,865

Virgin Islands 1.74%				1,069,750

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,069,750

Guam 0.82%				507,035

Guam Government, Series A	5.750	12-01-34	500,000	507,035

Short-Term Investments 1.09%				$667,000

(Cost $667,000)

			Par value	Value
Repurchase Agreement 1.09%				667,000

Repurchase Agreement with State Street Corp. dated 11-30-11
at 0.010% to be repurchased at $667,000 on 12-1-11,
collateralized by $680,000 Federal Home Loan Mortgage Corp.,
0.500% due 8-23-13 (valued at $680,850 including interest)			$667,000	667,000

Total investments (Cost $57,505,021)† 98.85%				$60,712,101

Other assets and liabilities, net 1.15%				$706,214

Total net assets 100.00%				$61,418,315

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	13

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

ACA Financial Guaranty Corp.	4.58%
Ambac Financial Group, Inc.	4.34%
National Public Finance Guarantee Corp.	5.71%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $57,388,775. Net unrealized appreciation aggregated $3,323,326, of which $3,925,855 related to appreciated investment securities and $602,529 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 11-30-11:

General Obligation Bonds	4.4%
Revenue Bonds
Education	15.7%
Development	10.4%
Water & Sewer	10.3%
Health Care	10.1%
Utilities	7.9%
Airport	7.1%
Transportation	6.7%
Facilities	1.9%
Tobacco	1.5%
Pollution	1.3%
Other Revenue	20.5%
Short-Term Investments & Other	2.2%

14	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $57,505,021)	$60,712,101
Cash	509
Receivable for fund shares sold	47,267
Interest receivable	780,651
Other receivables and prepaid expenses	11,599

Total assets	61,552,127

Liabilities

Payable for fund shares repurchased	43,264
Distributions payable	38,292
Payable to affiliates
Accounting and legal services fees	1,107
Transfer agent fees	3,448
Distribution and service fees	8,551
Trustees’ fees	3,367
Other liabilities and accrued expenses	35,783

Total liabilities	133,812

Net assets

Paid-in capital	$58,024,772
Undistributed net investment income	25,805
Accumulated net realized gain on investments	160,658
Net unrealized appreciation (depreciation) on investments	3,207,080

Net assets	$61,418,315

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($51,304,563 ÷ 4,210,743 shares)	$12.18
Class B ($2,078,113 ÷ 170,528 shares)[1]	$12.19
Class C ($8,035,639 ÷ 659,397 shares)[1]	$12.19

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.75

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,529,225

Total investment income	1,529,225

Expenses

Investment management fees (Note 4)	153,570
Distribution and service fees (Note 4)	127,570
Accounting and legal services fees (Note 4)	3,680
Transfer agent fees (Note 4)	20,637
Trustees’ fees (Note 4)	2,240
State registration fees	4,386
Printing and postage	4,211
Professional fees	21,061
Custodian fees	5,666
Registration and filing fees	7,419
Other	4,947

Total expenses	355,387
Less expense reductions (Note 4)	(33,854)

Net expenses	321,533

Net investment income	1,207,692

Realized and unrealized gain (loss)

Net realized gain on investments	51,600
Change in net unrealized appreciation (depreciation) of investments	1,190,992

Net realized and unrealized gain	1,242,592

Increase in net assets from operations	$2,450,284

16	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11
Increase (decrease) in net assets

From operations
Net investment income	$1,207,692	$2,613,552
Net realized gain (loss)	51,600	(11,832)
Change in net unrealized appreciation (depreciation)	1,190,992	(1,584,978)

Increase in net assets resulting from operations	2,450,284	1,016,742

Distributions to shareholders
From net investment income
Class A	(1,034,134)	(2,160,862)
Class B	(35,082)	(87,536)
Class C	(132,733)	(281,845)

Total distributions	(1,201,949)	(2,530,243)

From Fund share transactions (Note 5)	158,655	(2,867,247)

Total increase (decrease)	1,406,990	(4,380,748)

Net assets

Beginning of period	60,011,325	64,392,073

End of period	$61,418,315	$60,011,325

Undistributed net investment income	$25,805	$20,062

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$11.94	$12.20	$11.60	$11.96	$12.03	$12.40	$12.61
Net investment income[3]	0.25	0.52	0.51	0.38	0.51	0.52	0.52
Net realized and unrealized gain
(loss) on investments	0.23	(0.28)	0.60	(0.36)	(0.07)	(0.37)	(0.21)
Total from investment operations	0.48	0.24	1.11	0.02	0.44	0.15	0.31
Less distributions
From net investment income	(0.24)	(0.50)	(0.51)	(0.38)	(0.51)	(0.52)	(0.52)
Net asset value, end of period	$12.18	$11.94	$12.20	$11.60	$11.96	$12.03	$12.40
Total return (%)[4]	4.08[5,6]	2.04[5]	9.71[5]	0.28[6]	3.73[5]	1.18[5]	2.54[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$51	$50	$54	$46	$44	$40	$43
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.04[7]	1.08	1.10	1.19[7,8]	1.04	1.03	1.03
Expenses net of fee waivers	0.93[7]	0.96	1.10	1.19[7,8]	1.04	1.03	1.03
Net investment income	4.05[7]	4.31	4.27	4.50[7]	4.28	4.22	4.20
Portfolio turnover (%)	7	9	7	22	25	17	32

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

18	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$11.94	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61
Net investment income[3]	0.20	0.43	0.42	0.32	0.43	0.43	0.43
Net realized and unrealized gain
(loss) on investments	0.25	(0.28)	0.61	(0.36)	(0.07)	(0.37)	(0.21)
Total from investment operations	0.45	0.15	1.03	(0.04)	0.36	0.06	0.22
Less distributions
From net investment income	(0.20)	(0.42)	(0.42)	(0.32)	(0.43)	(0.43)	(0.43)
Net asset value, end of period	$12.19	$11.94	$12.21	$11.60	$11.96	$12.03	$12.40
Total return (%)[4]	3.80[5,6]	1.25[5]	9.03[5]	(0.24)[6]	3.01[5]	0.48[5]	1.83[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	$3	$6	$8	$11	$14
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.74[7]	1.77	1.80	1.89[7,8]	1.74	1.73	1.73
Expenses net of fee waivers	1.65[7]	1.66	1.80	1.89[7,8]	1.74	1.73	1.73
Net investment income	3.33[7]	3.59	3.57	3.80[7]	3.57	3.52	3.50
Portfolio turnover (%)	7	9	7	22	25	17	32

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$11.94	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61
Net investment income[3]	0.20	0.43	0.43	0.32	0.43	0.43	0.43
Net realized and unrealized gain
(loss) on investments	0.25	(0.28)	0.60	(0.36)	(0.07)	(0.37)	(0.21)
Total from investment operations	0.45	0.15	1.03	(0.04)	0.36	0.06	0.22
Less distributions
From net investment income	(0.20)	(0.42)	(0.42)	(0.32)	(0.43)	(0.43)	(0.43)
Net asset value, end of period	$12.19	$11.94	$12.21	$11.60	$11.96	$12.03	$12.40
Total return (%)[4]	3.80[5,6]	1.25[5]	9.04[5]	(0.24)[6]	3.01[5]	0.48[5]	1.83[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$8	$8	$6	$3	$4	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.74[7]	1.78	1.80	1.89[7,8]	1.74	1.73	1.73
Expenses net of fee waivers	1.65[7]	1.66	1.80	1.89[7,8]	1.74	1.73	1.73
Net investment income	3.34[7]	3.61	3.56	3.79[7]	3.57	3.51	3.50
Portfolio turnover (%)	7	9	7	22	25	17	32

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

20	New York Tax-Free Income Fund | Semiannual report

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,452 available to offset future net realized capital gains as of May 31, 2011. The loss carryforward expires May 31, 2012.

Semiannual report | New York Tax-Free Income Fund	21

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforward, distributions payable and accretion on debt securities.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

22	New York Tax-Free Income Fund | Semiannual report

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.94%, 1.64% and 1.64% for Class A, Class B and Class C shares, respectively. The fee waivers and/or expense reimbursements expired on September 30, 2011.

Accordingly, these expense reductions amounted to $3,048, $309 and $1,199 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2011.

The investment management fees including the impact of the waivers and reimbursements described above incurred for the six months ended November 30, 2011 were equivalent to an annual effective rate of 0.49% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

Accordingly, these fee limitations amounted to $25,929, $706 and $2,663 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2011.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $44,169 for the six months ended November 30, 2011. Of this amount, $501 was retained and used for printing prospectuses, advertising, sales literature and other

Semiannual report | New York Tax-Free Income Fund	23

purposes, $40,335 was paid as sales commissions to broker-dealers and $3,333 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $2,442 and $80 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$76,959	$17,239
Class B	10,593	711
Class C	40,018	2,687
Total	$127,570	$20,637

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

24	New York Tax-Free Income Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and for the year ended May 31, 2011 were as follows:

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	298,403	$3,618,831	488,751	$5,913,088
Distributions reinvested	67,418	816,696	128,442	1,540,904
Repurchased	(335,587)	(4,070,018)	(843,143)	(10,094,405)

Net increase (decrease)	30,234	$365,509	(225,950)	($2,640,413)

Class B shares

Sold	12,610	$152,146	23,714	$283,835
Distributions reinvested	1,855	22,488	4,476	53,903
Repurchased	(23,535)	(284,393)	(92,142)	(1,107,950)

Net decrease	(9,070)	($109,759)	(63,952)	($770,212)

Class C shares

Sold	44,734	$542,527	162,028	$1,968,639
Distributions reinvested	7,471	90,557	13,153	157,706
Repurchased	(60,287)	(730,179)	(133,702)	(1,582,967)

Net increase (decrease)	(8,082)	($97,095)	41,479	$543,378

Net increase (decrease)	13,082	$158,655	(248,423)	($2,867,247)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $5,602,595 and $4,351,677, respectively, for the six months ended November 30, 2011.

Semiannual report | New York Tax-Free Income Fund	25

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock New York Tax-Free Income Fund (the Fund), a series of John Hancock Tax-Exempt Series Fund (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

26	New York Tax-Free Income Fund | Semiannual report

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | New York Tax-Free Income Fund	27

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

New York Tax-Free Income Fund Class A	1.89%	3.45%	3.28%	4.06%
Muni NY Long Category Average	1.95%	3.06%	3.21%	4.18%
BarCap Municipal TR Index	2.38%	4.08%	4.09%	4.83%

The Board noted that the Fund had outperformed its Category’s average performance over certain periods shown and had underperformed its Category’s average performance for other periods shown. The Board noted that, although the Fund had underperformed its benchmark index’s performance over a sustained period, the index was not specifically for New York tax-exempt securities.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees

28	New York Tax-Free Income Fund | Semiannual report

(e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the advisory fee ratio was six basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.50%	0.44%
Gross Expense Ratio	1.07%	0.97%
Net Expense Ratio	0.97%	0.82%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s expense ratio at 0.94% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2011. The Board viewed favorably the new contractual agreement to decrease Rule 12b-1 fees from 0.30% to 0.15% for Class A shares from August 1, 2011 until September 30, 2012. The Board favorably considered the impact of these contractual agreements towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Semiannual report | New York Tax-Free Income Fund	29

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

30	New York Tax-Free Income Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | New York Tax-Free Income Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.	760SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

MUTUAL FUNDS

John Hancock

Massachusetts Tax-Free Income Fund

Semiannual Report

11.30.11

A look at performance

Total returns for the period ended November 30, 2011

									SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day	yield (%)
	with maximum sales charge			with maximum sales charge				yield (%)	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11	11-30-11

Class A	1.96	3.07	4.17	0.24	1.96	16.31	50.52	2.98	2.83

Class B	1.10	2.94	4.07	–0.38	1.10	15.61	49.09	2.37	2.27

Class C	5.01	3.29	3.93	3.62	5.01	17.59	47.00	2.37	2.27

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.85	1.60	1.60
Gross (%)	1.00	1.70	1.70

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Massachusetts Tax-Free Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B2	11-30-01	$14,909	$14,909	$16,411

Class C2	11-30-01	14,700	14,700	16,411

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 No contingent deferred sales charge is applicable.

Semiannual report | Massachusetts Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,050.00	$4.56

Class B	1,000.00	1,046.20	8.29

Class C	1,000.00	1,046.20	8.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Massachusetts Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,020.60	$4.50

Class B	1,000.00	1,016.90	8.17

Class C	1,000.00	1,016.90	8.17

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.89%, 1.62% and 1.62% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Massachusetts Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings (24.7% of Net Assets on 11-30-11)[1,2]

Holyoke Gas & Electric Department, 5.000%, 12-1-31	2.9%

Boston Housing Authority, 5.000%, 4-1-27	2.9%

Massachusetts State Department of Transportation, 5.000%, 1-1-37	2.7%

Massachusetts Water Resources Authority, 5.250%, 8-1-29	2.6%

Massachusetts Bay Transportation Authority, 5.250%, 7-1-33	2.6%

Massachusetts Industrial Finance Agency, 6.750%, 12-1-20	2.4%

Puerto Rico Sales Tax Financing Authority, Zero Coupon, 8-1-32	2.3%

Commonwealth of Massachusetts, 5.500%, 12-1-24	2.2%

Puerto Rico Highway & Transportation Authority, 5.500%, 7-1-19	2.1%

Massachusetts Development Finance Agency, 5.000%, 12-15-24	2.0%

Sector Composition[1,3]

General Obligation Bonds	7.1%	Housing	9.1%

Revenue Bonds		Pollution	3.8%

Water & Sewer	14.8%	Utilities	2.9%

Other Revenue	14.6%	Facilities	1.7%

Education	14.1%	Development	0.9%

Transportation	14.0%	Industrial Development	0.1%

Health Care	12.9%	Short-Term Investments & Other	4.0%

Quality Distribution[1,4]

AAA	10.7%

AA	36.6%

A	20.2%

BBB	21.1%

Not Rated	7.4%

Short-Term Investments & Other	4.0%

1 As a percentage of net assets on 11-30-11.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10	Massachusetts Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 95.98%				$111,535,371

(Cost $107,153,189)

Massachusetts 81.79%				95,042,071

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-27	$3,255,000	3,358,148

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-28	2,000,000	2,048,940

Boston Industrial Development
Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05-15-15	110,000	110,484

Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11-01-13	190,000	201,655

Commonwealth of Massachusetts
Public Improvements (D)	5.500	11-01-17	1,000,000	1,224,350

Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11-01-15	1,000,000	1,168,580

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	2,000,000	2,535,560

Commonwealth of Massachusetts, Series E (D)	5.000	11-01-25	1,000,000	1,195,290

Freetown Lakeville Regional School District (D)	5.000	07-01-23	1,000,000	1,046,170

Holyoke Gas & Electric Department
Natural Gas Revenue, Series A (D)	5.000	12-01-31	3,410,000	3,411,296

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07-01-31	2,000,000	2,308,260

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,558,468

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	2,500,000	1,305,425

Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03-01-14	1,000,000	1,082,570

Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07-01-33	2,500,000	2,977,125

Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10-01-40	1,000,000	1,012,870

Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12-01-30	450,000	457,385

Massachusetts Development Finance Agency
Combined Jewish Philanthropies, Series A	5.250	02-01-22	1,805,000	1,836,064

Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03-01-25	1,000,000	933,490

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03-01-26	$1,000,000	$1,004,450

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	2,000,000	1,964,080

Massachusetts Development Finance Agency
Draper Laboratory	5.875	09-01-30	2,000,000	2,180,320

Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01-01-40	2,000,000	1,912,740

Massachusetts Development Finance Agency
Harvard University Series B	5.000	10-15-40	1,190,000	1,306,073

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A–1	5.500	11-15-46	56,460	34,014

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A–1	6.250	11-15-39	1,057,748	762,890

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11-15-56	280,825	1,354

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy,
Series E (D)	5.000	07-01-37	1,000,000	1,016,020

Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07-01-38	2,000,000	1,982,920

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,500,000	1,501,200

Massachusetts Development Finance Agency
Orchard Cove	5.250	10-01-26	1,000,000	853,980

Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12-15-24	2,320,000	2,346,007

Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06-01-39	700,000	701,372

Massachusetts Development Finance Agency,
Southeastern Massachusetts System,
Series A (D)	5.625	01-01-16	500,000	506,015

Massachusetts Health & Educational
Facilities Authority
Civic Investments, Prerefunded to 12-15-12,
Series B	9.200	12-15-31	2,000,000	2,218,600

Massachusetts Health & Educational
Facilities Authority
Emerson Hospital, Series E (D)	5.000	08-15-35	1,000,000	806,420

Massachusetts Health & Educational
Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07-01-18	1,000,000	1,001,870

Massachusetts Health & Educational
Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08-15-23	1,000,000	1,030,710

Massachusetts Health & Educational
Facilities Authority
Mass Eye & Ear Infirmary	5.375	07-01-35	2,000,000	1,961,900

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare System	5.000	07-01-22	1,000,000	1,111,470

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare, Series C	5.750	07-01-32	30,000	30,225

12	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare, Series J1	5.000	07-01-34	$1,000,000	$1,029,200

Massachusetts Health & Educational
Facilities Authority
South Shore Hospital	5.750	07-01-29	365,000	365,088

Massachusetts Health & Educational
Facilities Authority
Springfield College	5.625	10-15-40	2,000,000	1,942,900

Massachusetts Health & Educational
Facilities Authority
Sterling & Francine Clark, Series A	5.000	07-01-36	1,000,000	1,021,720

Massachusetts Health & Educational
Facilities Authority
Suffolk University, Series A	6.250	07-01-30	1,000,000	1,073,490

Massachusetts Health & Educational
Facilities Authority
Tufts University	5.375	08-15-38	350,000	381,203

Massachusetts Health & Educational
Facilities Authority
Williams College, Series H	5.000	07-01-33	1,500,000	1,520,700

Massachusetts Health & Educational
Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,079,240

Massachusetts Housing Finance Agency,
Series A AMT (D)	5.800	07-01-30	45,000	45,088

Massachusetts Housing Finance Agency,
Series B	4.700	12-01-16	1,050,000	1,073,447

Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.750	12-01-20	2,780,000	2,782,335

Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.900	12-01-29	1,210,000	1,210,339

Massachusetts Industrial Finance Agency
Ogden Haverhill Project, Series A AMT	5.600	12-01-19	500,000	501,570

Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07-01-32	1,770,000	1,749,751

Massachusetts Port Authority
Conrac Project — Series A	5.125	07-01-41	500,000	513,120

Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09-01-16	1,000,000	954,140

Massachusetts School Building Authority
Senior, Series B	5.000	10-15-41	1,000,000	1,059,100

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,000,000	1,050,730

Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05-01-19	1,000,000	799,840

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series B	5.000	01-01-37	3,000,000	3,100,620

Massachusetts State Turnpike Authority
Highway Revenue Tolls, Escrowed to
Maturity, Series A (D)	5.125	01-01-23	445,000	538,535

Massachusetts State Turnpike Authority
Highway Revenue Tolls, Series C (D)(Z)	Zero	01-01-20	1,000,000	748,190

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Water Pollution
Abatement Trust
Government Fund/Grant Revenue	5.000	08-01-28	$1,000,000	$1,130,220

Massachusetts Water Pollution
Abatement Trust
Series 7	5.125	02-01-31	1,775,000	1,780,307

Massachusetts Water Pollution
Abatement Trust
Series 9	5.250	08-01-18	60,000	68,757

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 13	5.000	08-01-28	1,000,000	1,090,980

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,090,250

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	1,600,000	1,696,896

Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08-01-39	1,000,000	1,055,290

Massachusetts Water Resources Authority
Water Revenue, Series B	5.250	08-01-29	2,500,000	2,988,375

Metropolitan Boston Transit Parking Corp.	5.000	07-01-41	2,000,000	2,028,820

University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05-01-39	1,500,000	1,565,070

Puerto Rico 12.44%				14,455,970

Commonwealth of Puerto Rico
Public Improvement – Series A	5.750	07-01-41	1,000,000	1,027,380

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,750,000	1,931,580

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Escrowed to
Maturity, Series Y	6.250	07-01-14	955,000	1,092,988

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07-01-14	45,000	49,516

Puerto Rico Highway & Transportation
Authority (D)
Prerefunded, Series H	5.450	07-01-35	1,000,000	1,024,160

Puerto Rico Highway & Transportation
Authority (D)
Unrefunded, Series H	5.500	07-01-19	2,000,000	2,469,266

Puerto Rico Housing Finance Authority	5.125	12-01-27	1,000,000	1,042,060

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08-01-42	1,000,000	1,041,970

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	3,000,000	2,713,590

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	2,000,000	2,063,460

Virgin Islands 1.32%				1,530,295

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,069,750

Virgin Islands Public Finance Authority,
Series A–1	5.000	10-01-39	500,000	460,545

14	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Guam 0.43%				$507,035

Guam Government, Series A	5.750	12-01-34	$500,000	507,035

			Shares	Value
Short-Term Investments 1.19%				$1,380,000

(Cost $1,380,000)

Repurchase Agreement 1.19%				1,380,000

Repurchase Agreement with State Street Corp. dated 11-30-11 at
0.010% to be repurchased at $1,380,000 on 12-1-11, collateralized by $1,410,000 Federal Home Loan Mortgage Corp., 0.500% due
8-23-13 (valued at $1,411,763, including interest)			1,380,000	1,380,000

Total investments (Cost $108,533,189)† 97.17%				$112,915,371

Other assets and liabilities, net 2.83%				$3,291,529

Total net assets 100.00%				$116,206,900

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	1.72%
Ambac Financial Group, Inc.	3.34%
Assured Guarantee Corp.	0.90%
Assured Guaranty Municipal Corp.	9.41%
Financial Guaranty Insurance Company	0.48%
National Public Finance Guarantee Insurance Company	10.55%
Radian Asset Assurance, Inc.	0.71%
XL Capital Assurance, Inc.	0.71%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $108,226,997. Net unrealized appreciation aggregated $4,688,374, of which $5,998,883 related to appreciated investment securities and $1,310,509 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 11-30-11:

General Obligation Bonds	7.1%

Revenue Bonds

Water & Sewer	14.8%
Other Revenue	14.6%
Education	14.1%
Transportation	14.0%
Health Care	12.9%
Housing	9.1%
Pollution	3.8%
Utilities	2.9%
Facilities	1.7%
Development	0.9%
Industrial Development	0.1%
Short-Term Investments & Other	4.0%

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $108,533,189)	$112,915,371
Cash	1,679,177
Receivable for fund shares sold	137,818
Interest receivable	1,925,646
Other receivables and prepaid expenses	16,181

Total assets	116,674,193

Liabilities

Payable for fund shares repurchased	299,507
Distributions payable	99,473
Payable to affiliates
Accounting and legal services fees	2,032
Transfer agent fees	6,516
Distribution and service fees	12,726
Trustees’ fees	5,332
Other liabilities and accrued expenses	41,707

Total liabilities	467,293

Net assets

Paid-in capital	$111,341,275
Undistributed net investment income	77,694
Accumulated net realized gain (loss) on investments	405,749
Net unrealized appreciation (depreciation) on investments	4,382,182

Net assets	$116,206,900

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($95,493,434 ÷ 7,591,134 shares)	$12.58
Class B ($3,313,662 ÷ 263,455 shares)[1]	$12.58
Class C ($17,399,804 ÷ 1,383,205 shares)[1]	$12.58

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$13.17

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,793,367

Expenses

Investment management fees (Note 4)	286,852
Distribution and service fees (Note 4)	243,323
Accounting and legal services fees (Note 4)	7,647
Transfer agent fees (Note 4)	38,537
Trustees’ fees (Note 4)	4,409
State registration fees	7,944
Printing and postage	3,904
Professional fees	22,741
Custodian fees	9,212
Registration and filing fees	9,431
Other	5,903

Total expenses	639,903
Less expense reductions (Note 4)	(54,394)

Net expenses	585,509

Net investment income	2,207,858

Realized and unrealized gain (loss)

Net realized gain on investments	30,184
Change in net unrealized appreciation (depreciation) of investments	3,253,407

Net realized and unrealized gain	3,283,591

Increase in net assets from operations	$5,491,449

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11
Increase (decrease) in net assets

From operations
Net investment income	$2,207,858	$4,837,630
Net realized gain	30,184	494,247
Change in net unrealized appreciation (depreciation)	3,253,407	(4,078,824)

Increase in net assets resulting from operations	5,491,449	1,253,053

Distributions to shareholders
From net investment income
Class A	(1,867,565)	(4,035,324)
Class B	(53,313)	(145,125)
Class C	(274,628)	(631,053)
From net realized gain
Class A	—	(132,947)
Class B	—	(5,601)
Class C	—	(26,227)

Total distributions	(2,195,506)	(4,976,277)

From Fund share transactions (Note 5)	(178,435)	(12,583,533)

Total increase (decrease)	3,117,508	(16,306,757)

Net assets

Beginning of period	113,089,392	129,396,149

End of period	$116,206,900	$113,089,392

Undistributed net investment income	$77,694	$65,342

18	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$12.22	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87
Net investment income[3]	0.25	0.50	0.49	0.38	0.51	0.53	0.53
Net realized and unrealized gain
(loss) on investments	0.36	(0.30)	0.46	(0.17)	(0.08)	(0.27)	(0.24)
Total from investment operations	0.61	0.20	0.95	0.21	0.43	0.26	0.29
Less distributions
From net investment income	(0.25)	(0.49)	(0.49)	(0.39)	(0.50)	(0.52)	(0.52)
From net realized gain	—	(0.02)	(0.03)	—[4]	(0.02)	(0.01)	—[4]
Total distributions	(0.25)	(0.51)	(0.52)	(0.39)	(0.52)	(0.53)	(0.52)
Net asset value, end of period	$12.58	$12.22	$12.53	$12.10	$12.28	$12.37	$12.64
Total return (%)[5]	5.00[6,7]	1.67[7]	8.04[7]	1.84[6]	3.55[7]	2.02[7]	2.38[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$95	$92	$105	$95	$97	$80	$78
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.99[8]	1.00	1.00	1.09[8,9]	0.98	0.98	0.99
Expenses net of fee waivers	0.89[8]	0.95	1.00	1.09[8,9]	0.98	0.98	0.99
Expenses net of fee waivers
and credits	0.89[8]	0.95	1.00	1.09[8,9]	0.97	0.98	0.99
Net investment income	3.98[8]	4.04	4.00	4.39[8]	4.08	4.16	4.19
Portfolio turnover (%)	8	17	10	17	22	25	15

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	19

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$12.22	$12.53	$12.09	$12.28	$12.37	$12.64	$12.87
Net investment income[3]	0.20	0.41	0.41	0.32	0.42	0.44	0.44
Net realized and unrealized gain
(loss) on investments	0.36	(0.29)	0.46	(0.19)	(0.08)	(0.27)	(0.24)
Total from investment operations	0.56	0.12	0.87	0.13	0.34	0.17	0.20
Less distributions
From net investment income	(0.20)	(0.41)	(0.40)	(0.32)	(0.41)	(0.43)	(0.43)
From net realized gain	—	(0.02)	(0.03)	—[4]	(0.02)	(0.01)	—[4]
Total distributions	(0.20)	(0.43)	(0.43)	(0.32)	(0.43)	(0.44)	(0.43)
Net asset value, end of period	$12.58	$12.22	$12.53	$12.09	$12.28	$12.37	$12.64
Total return (%)[5]	4.62[6,7]	0.96[7]	7.37[7]	1.22[6]	2.83[7]	1.31[7]	1.67[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$5	$7	$10	$12	$17
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[8]	1.70	1.70	1.79[8,9]	1.68	1.68	1.69
Expenses net of fee waivers	1.62[8]	1.65	1.70	1.79[8,9]	1.68	1.68	1.69
Expenses net of fee waivers
and credits	1.62[8]	1.65	1.70	1.79[8,9]	1.67	1.68	1.69
Net investment income	3.24[8]	3.33	3.29	3.69[8]	3.39	3.46	3.49
Portfolio turnover (%)	8	17	10	17	22	25	15

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

20	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$12.22	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87
Net investment income[3]	0.20	0.41	0.41	0.32	0.42	0.44	0.44
Net realized and unrealized gain
(loss) on investments	0.36	(0.29)	0.45	(0.18)	(0.08)	(0.27)	(0.24)
Total from investment operations	0.56	0.12	0.86	0.14	0.34	0.17	0.20
Less distributions
From net investment income	(0.20)	(0.41)	(0.40)	(0.32)	(0.41)	(0.43)	(0.43)
From net realized gain	—	(0.02)	(0.03)	—[4]	(0.02)	(0.01)	—[4]
Total distributions	(0.20)	(0.43)	(0.43)	(0.32)	(0.43)	(0.44)	(0.43)
Net asset value, end of period	$12.58	$12.22	$12.53	$12.10	$12.28	$12.37	$12.64
Total return (%)[5]	4.62[6,7]	0.96[7]	7.29[7]	1.31[6]	2.83[7]	1.31[7]	1.67[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$17	$17	$19	$14	$12	$10	$11
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[8]	1.70	1.70	1.79[8,9]	1.68	1.68	1.69
Expenses net of fee waivers	1.62[8]	1.65	1.70	1.79[8,9]	1.68	1.68	1.69
Expenses net of fee waivers
and credits	1.62[8]	1.65	1.70	1.79[8,9]	1.67	1.68	1.69
Net investment income	3.25[8]	3.34	3.30	3.67[8]	3.38	3.46	3.48
Portfolio turnover (%)	8	17	10	17	22	25	15

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011, there were no significant transfers in or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

22	Massachusetts Tax-Free Income Fund | Semiannual report

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Massachusetts Tax-Free Income Fund	23

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable and accretion on debt securities.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

24	Massachusetts Tax-Free Income Fund | Semiannual report

The investment management fees incurred for the six months ended November 30, 2011 were equivalent to an annual effective rate of 0.500% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.95%, 1.65%, and 1.65% for Class A, Class B and Class C shares, respectively. Effective September 30, 2011, these fees waivers and/or expense reimbursements expired.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

A	0.30%
B	1.00%
C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

Accordingly, these expense reductions amounted to $47,622, $1,100 and $5,672 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2011.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $65,066 for the six months ended November 30, 2011. Of this amount, $569 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $61,093 was paid as sales commissions to broker-dealers and $3,404 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $900 for Class B shares.

Semiannual report | Massachusetts Tax-Free Income Fund	25

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$141,591	$31,708
B	16,542	1,110
C	85,190	5,719

Total	$243,323	$38,537

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and for the year ended May 31, 2011 were as follows:

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	423,578	$5,278,592	910,737	$11,317,354
Distributions reinvested	101,068	1,261,611	220,734	2,708,233
Repurchased	(483,185)	(6,030,335)	(1,997,898)	(24,236,994)

Net increase (decrease)	41,461	$509,868	(866,427)	($10,211,407)

Class B shares

Sold	12,578	$157,667	29,576	$366,589
Distributions reinvested	2,735	34,134	6,859	84,129
Repurchased	(29,569)	(366,476)	(177,947)	(2,181,221)

Net decrease	(14,256)	($174,675)	(141,512)	($1,730,503)

26	Massachusetts Tax-Free Income Fund | Semiannual report

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class C shares

Sold	125,817	$1,579,692	288,638	$3,610,346
Distributions reinvested	16,329	203,751	34,930	427,901
Repurchased	(184,119)	(2,297,071)	(390,925)	(4,679,870)

Net decrease	(41,973)	($513,628)	(67,357)	($641,623)

Net decrease	(14,768)	($178,435)	(1,075,296)	($12,583,533)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $9,204,204 and $9,906,899, respectively, for the six months ended November 30, 2011.

Semiannual report | Massachusetts Tax-Free Income Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Massachusetts Tax-Free Income Fund (the Fund), a series of John Hancock Tax-Exempt Series Fund (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The category includes all funds that invest similarly to the way the Fund invests. The peer group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies,

28	Massachusetts Tax-Free Income Fund | Semiannual report

having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | Massachusetts Tax-Free Income Fund	29

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Massachusetts Tax-Free Income Fund	0.22%	2.88%	3.04%	4.28%
Class A
Muni MA Category Average	1.31%	3.09%	3.38%	4.17%
BarCap Municipal TR Index	2.38%	4.08%	4.09%	4.83%

The Board noted that the Fund had underperformed its Category’s average performance except for the ten-year period. The Board was aware that the Fund’s investment style of investing in securities with shorter duration and higher credit quality in relation to peers may at times contribute to underperformance. The Board also noted that, although the Fund had underperformed its benchmark index’s performance over a sustained period, the index was not specifically for Massachusetts tax-exempt securities. The Board concluded that the steps the Adviser and Subadviser were taking had not yet resulted in outperformance and that the Board would continue to monitor Fund performance for improvement over time.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

30	Massachusetts Tax-Free Income Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was the same as the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.50%	0.50%
Gross Expense Ratio	0.99%	0.92%
Net Expense Ratio	0.96%	0.85%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s expense ratio at 0.95% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2011. The Board viewed favorably the new contractual agreement to decrease Rule 12b-1 fees from 0.30% to 0.15% for Class A shares from August 1, 2011 until September 30, 2012. The Board favorably considered the impact of these contractual agreements towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Semiannual report | Massachusetts Tax-Free Income Fund	31

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

32	Massachusetts Tax-Free Income Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Massachusetts Tax-Free Income Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	770SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	January 23, 2012

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 23, 2012